FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets:
Retirement investment fund	$ 13,763
Investment in MGM	2,401,858	$ 2,242,672
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Other non-current assets
Interest rate swaps		$ 1,715
Total assets	$ 3,162,438	3,403,068
Liabilities:
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other long-term liabilities
Interest Rate Swaps	$ (2,018)
Money market funds
Assets:
Cash equivalents	739,891	1,126,820
Time deposits
Assets:
Cash equivalents	20,689	18,098
Level 1
Assets:
Retirement investment fund	0
Investment in MGM	2,401,858	2,242,672
Interest rate swaps		0
Total assets	3,141,749	3,369,492
Liabilities:
Interest Rate Swaps	0
Level 1 | Money market funds
Assets:
Cash equivalents	739,891	1,126,820
Level 1 | Time deposits
Assets:
Cash equivalents	0	0
Level 2
Assets:
Retirement investment fund	13,763
Investment in MGM	0	0
Interest rate swaps		1,715
Total assets	20,689	33,576
Liabilities:
Interest Rate Swaps	(2,018)
Level 2 | Money market funds
Assets:
Cash equivalents	0	0
Level 2 | Time deposits
Assets:
Cash equivalents	20,689	18,098
Level 3
Assets:
Retirement investment fund	0
Investment in MGM	0	0
Interest rate swaps		0
Total assets	0	0
Liabilities:
Interest Rate Swaps	0
Level 3 | Money market funds
Assets:
Cash equivalents	0	0
Level 3 | Time deposits
Assets:
Cash equivalents	$ 0	$ 0